Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
uary 12 and January 20, 2017, Euronav took delivery of the VLCCs Ardeche (2017 - 298,642dwt) and the VLCC Aquitaine (2017 - 298,767 dwt).

In 2017, the Cap Lara, Captain Michael, Alsace, Iris, Navarin, Simone, Ilma, Nucleus, Neptun, Sonia, Filikon, TI Europe and Nectar have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading acquisitions and is depreciated over their estimated useful life (2.5-5 years).

Disposal of assets – Gains/losses

(in thousands of USD)	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Antarctica - Sale (Note 3)	—	91,065	89,000	2,065	—	—
Cap Laurent - Sale	—	21,825	10,682	11,143	—	—
Other	—	—	—	94	—	(8,002)
At December 31, 2015				13,302	—	(8,002)

	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Famenne - Sale (Note 3)	—	38,016	24,195	13,821	—	—
Nautilus - Sale	—	43,250	32,208	11,042	(500)	—
Navarin - Sale	—	47,250	36,739	10,511	(1,500)	—
Neptun - Sale	—	47,250	37,534	9,716	(1,500)	—
Nucleus - Sale	—	47,250	36,974	10,276	(1,500)	—
Other	—	—	—	31	—	(2)
At December 31, 2016				55,397	(5,000)	(2)

	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
TI Topaz - Sale	—	20,790	41,817	—	—	(21,027)
Flandre - Sale	—	45,000	24,693	20,307	—	—
Cap Georges - Sale	—	9,310	801	8,509	—	—
Artois - Sale	—	21,780	14,077	7,703	—	—
Other	—	28	8	20	—	—
At December 31, 2017				36,538	—	(21,027)

On May 23, 2017, the Company sold the VLCC TI Topaz (2002 - 319,430 dwt), for a net sales price of USD 20.8 million. The loss on that sale of USD 21.0 million was recorded upon delivery of the vessel to its new owner in the second quarter of 2017.
On November 10, 2017, the Company sold the VLCC Flandre (2004 - 305,688 dwt) for USD 45.0 million to a global supplier and operator of offshore floating platforms. The Company recorded a gain of USD 20.3 million on the sale which was recorded upon delivery to its new owner on December 20, 2017.
On November 16, 2017, the Company sold the Suezmax Cap Georges (1998 - 146,652 dwt) for USD 9.3 million. The Company recorded a gain of USD 8.5 million on the sale upon delivery to its new owner on November 29, 2017.
On November 17, 2017, the Company sold the VLCC Artois (2001 - 298,330 dwt) for USD 21.8 million. The Artois was the oldest vessel in the Company’s VLCC fleet. The Company recorded a gain of USD 7.7 million on the sale upon delivery to its new owner on December 4, 2017.
Impairment
Tankers
Euronav defines its cash generating unit as a single vessel, unless such vessel is operated in a pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a cash generating unit.
The Group has performed an impairment test for tankers whereby the carrying amount of an asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. In assessing value in use, the following assumptions were used:
- 10 year historical average spot freight rates are used as forecast charter rates
- Weighted Average Cost of Capital ("WACC") of 9.70% (2016: 6.43% and 2015: 6.01%)
- 20 year useful life with residual value equal to zero
Although management believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subject to judgment. In particular, the years 2008-2017 were retained in the trailing 10-year historical average spot rates on the tanker segment and include year 2008, which was an exceptional high year in terms of TCE achieved by both the VLCC and Suezmax fleets.The increase in WACC in 2017 compared to 2016 is mainly related to the higher cost of equity due to a higher Beta and higher market risk. The impairment test did not result in a requirement to record an impairment loss in 2017. With an increase of the WACC of 300bps to 12.70%, the analysis would indicate an impairment loss in 2017 of USD 9.2 million.
Recognizing that the transportation of crude oil and petroleum products is cyclical and subject to significant volatility based on factors beyond Euronav's control, Euronav believes the use of estimates based on the 10-year historical average rates calculated as of the reporting date to be reasonable as historically it is an appropriate reflection of a typical shipping cycle despite the fact that the standard deviation of the 10-year average has increased in 2017 compared to 2016. When using 5-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment of USD 5.7 million is required for the tanker fleet (2016: no impairment and 2015: USD 123.3 million), and when using 1-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment is required for the tanker fleet of USD 427.3 million (2016 and 2015: no impairment).
FSO
In the context of the valuation of the Group's investments in the respective joint ventures, the Group also performed an impairment test on the FSO vessels owned by TI Asia Ltd and TI Africa Ltd. For FSOs the impairment assessment has been based on a value in use calculation to estimate the recoverable amount from the vessel. This method is chosen as there is no efficient market for transactions of FSO vessels as each vessel is often purposely built for specific circumstances. In assessing value in use, the following assumptions were used:
- Weighted Average Cost of Capital ('WACC') of 9.70% (2016: 6.43% and 2015: 6.01%)
- 25 year useful life with residual value equal to zero
This assessment did not result in a requirement to record an impairment loss in 2017. Even with an increase of the WACC of 300bps, there was no need to record an impairment loss in 2017. The value in use calculation for FSOs is based on the remaining useful life of the vessels as of the reporting date, and is based on fixed daily rates as well as management's best estimate of daily rates for future unfixed periods. The FSO Asia and the FSO Africa were on a timecharter contract to Maersk Oil Qatar until July 22, 2017 and September 22, 2017, respectively. On May 14, 2017, the joint ventures between the Group and International Seaways, signed a contract for five years for the FSO Africa and FSO Asia in direct continuation of the current contractual service. The contract was signed with North Oil Company, the new operator of the Al-Shaheen oil field, whose shareholders are Qatar Petroleum Oil & gas Limited and Total E&P Golfe Limited.
Security
All tankers financed are subject to a mortgage to secure bank loans (see Note 15).
Vessels on order or under construction
The group had four vessels under construction as at December 31, 2017 for an aggregate amount of USD 63.7 million (2016: USD 86.1 million and 2015: 93.9 million). The amounts presented within "Vessels under construction" relate to four Ice Class Suezmax vessels from Hyundai Heavy Industries of which the first Ice Class Suezmax was delivered on March 26, 2018, the second Ice Class Suezmax will be delivered in the second quarter of 2018 and the other two Ice Class Suezmax in the second half of 2018.

Capital commitment
As at December 31, 2017 the Group's total capital commitment amounts to USD 185.9 million (2016: USD 208.8 million). These can be detailed as follows:

(in thousands of USD)	As at December 31, 2016 payments scheduled for
	TOTAL	2017	2018	2019
Commitments in respect of VLCCs	97,035	97,035	—	—
Commitments in respect of Suezmaxes	111,793	24,843	86,950	—
Commitments in respect of FSOs	—	—	—	—
Total	208,828	121,878	86,950	—

	As at December 31, 2017 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	185,922	185,922	—	—
Commitments in respect of FSOs	—	—	—	—
Total	185,922	185,922	—	—

At December 31, 2016, Euronav held the option to purchase an additional two Ice Class Suezmax vessels from Hyundai Heavy Industries. Euronav exercised this option in the second quarter of 2017 which brings the number to four ordered Ice Class Suezmax vessels.